Party-in-Interest Transactions - Additional Information (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan common stock fund	$ 1,222,525	$ 1,747,813
Employee benefit plan fund held shares	327,755	332,917